Income Taxes	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Income Taxes
Note 8 - Income Taxes

The income tax provision consists of the following:

	As of December 31,
	2020	2019
Current
US Federal	$171,703	$878,133
US State	27,327	194,357
Total current provision	199,030	1,072,490
Deferred
US Federal	(312,697)	(103,156)
US State	(117,516)	(31,983)
Total deferred benefit	(430,213)	(135,139)
Change in valuation allowance	430,213	135,139
Total deferred provision	$-	$-

As of December 31, 2020 and 2019, the Company did not have any U.S. federal and state net operating loss carryovers (“NOLs”).

	December 31, 2020	December 31, 2019
Deferred tax assets:
Startup Costs	$565,352	$131,532
Total deferred income tax assets	$565,352	$131,532

Net deferred income tax assets	$565,352	$131,532
Valuation allowance	(565,352)	(131,532)
Deferred tax asset, net of allowance	$-	$-

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, Management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 and December 31, 2019 is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	12.19%	3.10%
Return to provision	(4.10)%	(0.30)%
Other	-%	-%
Change in valuation allowance	(54.13)%	3.30%
Income tax provision	(25.04)%	27.10%

The Company files income tax returns in the U.S. federal jurisdiction and Pennsylvania and is subject to examination for the years ended December 31, 2018, 2019, and 2020.